Other Long-Term Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Investments
Equity-method investments	$ 94	$ 133
Cost-method investments	27	28
Total	$ 121	$ 161